UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     August 09, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $1,413,097 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309    52801  3131730 SH       SOLE                  3131730        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    22789   722070 SH       SOLE                   722070        0        0
AON CORP                       COM              037389103    17897   514000 SH       SOLE                   514000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102   111456  2700000 SH       SOLE                  2700000        0        0
BAXTER INTL INC                COM              071813109    80236  2182685 SH       SOLE                  2182685        0        0
BED BATH & BEYOND INC          COM              075896100    39804  1200000 SH       SOLE                  1200000        0        0
CALLAWAY GOLF CO               COM              131193104    40269  3100000 SH       SOLE                  3100000        0        0
CAPITALSOURCE INC              COM              14055X102    93761  3996636 SH       SOLE                  3996636        0        0
CERIDIAN CORP NEW              COM              156779100     3666   150000 SH       SOLE                   150000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    28625  1250000 SH       SOLE                  1250000        0        0
E TRADE FINANCIAL CORP         COM              269246104    75259  3297930 SH       SOLE                  3297930        0        0
ECI TELECOM LTD                ORD              268258100      331    41090 SH       SOLE                    41090        0        0
FIRST DATA CORP                COM              319963104    27024   600000 SH       SOLE                   600000        0        0
FISERV INC                     COM              337738108    90720  2000000 SH       SOLE                  2000000        0        0
FLOWSERVE CORP                 COM              34354P105    34998   615076 SH       SOLE                   615076        0        0
HEWITT ASSOCS INC              COM              42822Q100    68002  3025000 SH       SOLE                  3025000        0        0
JUPITERMEDIA CORP              COM              48207D101    14950  1150000 SH       SOLE                  1150000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    42384   960000 SH  PUT  SOLE                   960000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    55495  1256963 SH       SOLE                  1256963        0        0
LEHMAN BROS HLDGS INC          COM              524908100    19545   300000 SH       SOLE                   300000        0        0
MCDERMOTT INTL INC             COM              580037109    86625  1905100 SH       SOLE                  1905100        0        0
MIRANT CORP NEW                COM              60467R100     1340    50000 SH       SOLE                    50000        0        0
MONSTER WORLDWIDE INC          COM              611742107    40004   937745 SH       SOLE                   937745        0        0
NCR CORP NEW                   COM              62886E108    35980   982000 SH       SOLE                   982000        0        0
OPENWAVE SYS INC               COM NEW          683718308    41363  3584326 SH       SOLE                  3584326        0        0
PERKINELMER INC                COM              714046109    17447   834800 SH       SOLE                   834800        0        0
PETROQUEST ENERGY INC          COM              716748108      583    47500 SH       SOLE                    47500        0        0
QUIKSILVER INC                 COM              74838C106    17106  1404400 SH       SOLE                  1404400        0        0
RCN CORP                       COM NEW          749361200    41120  1649401 SH       SOLE                  1649401        0        0
U S AIRWAYS GROUP INC          COM              90341W108    17436   345000 SH       SOLE                   345000        0        0
UAL CORP                       COM NEW          902549807     9988   322000 SH       SOLE                   322000        0        0
UNITED RENTALS INC             COM              911363109   129519  4050000 SH       SOLE                  4050000        0        0
WRIGLEY WM JR CO               COM              982526105     1555    34273 SH       SOLE                    34273        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    41675  1220000 SH       SOLE                  1220000        0        0
ZIMMER HLDGS INC               COM              98956P102    11344   200000 SH       SOLE                   200000        0        0